Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 27,100	$ 43,760	$ 33,900	$ 43,760	$ 107,760
Operating expenses
Sales and marketing	25,015	26,783	28,036	94,295	91,319	49,269
General and administrative	630,365	1,887,067	4,165,972	2,218,211	4,312,499	190,582
Total operating expenses	655,380	1,913,850	4,194,008	2,312,506	4,403,818	239,851
Loss from operations	(628,280)	(1,870,090)	(4,160,108)	(2,268,746)	(4,296,058)	(239,851)
Other expense
Interest expense
Other Income					(612)
Total other expense					(612)
Net loss before income taxes	(628,280)	(1,870,090)	(4,160,108)	(2,268,746)	(4,295,446)	(239,851)
Income taxes
Net Loss	$ (628,280)	$ (1,870,090)	$ (4,160,108)	$ (2,268,746)	$ (4,295,446)	$ (239,851)
Basic and diluted per common share amounts:
Basic net loss					$ (0.03)	$ (0.00)
Diluted net loss	$ (0.00)	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.00)
Weighted average number of common shares outstanding (basic)					162,781,188	98,958,324
Weighted average number of common shares outstanding (diluted)	266,494,577	117,630,569	259,314,715	108,752,703	162,781,188	98,958,324